Selling expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Selling expenses [Line Items]
Transportation	$ 864	$ 3,559	$ 4,760
Selling taxes and other	272	663	451
Sales and marketing expense	$ 1,136	$ 4,222	$ 5,211